UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94111

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     November 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $205,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101    11608   765200 SH       Defined                          76520        0
AMICUS THERAPEUTICS INC        COM              03152W109      122    31900 SH       Defined                           3190        0
ANTHERA PHARMACEUTICALS INC    COM              03674U102     3563   747060 SH       Defined                          74706        0
ARIAD PHARMACEUTICALS INC      COM              04033A100    15316  1742450 SH       Defined                         174245        0
ARTHROCARE CORP                COM              043136100     6617   230000 SH       Defined                          23000        0
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     8404   560614 SH       Defined                          56061        4
AVI BIOPHARMA INC              COM              002346104      580   517792 SH       Defined                          51779        2
BAXTER INTL INC                COM              071813109     7848   139800 SH       Defined                          13980        0
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     6487   401875 SH       Defined                          40187        5
CAREFUSION CORP                COM              14170T101    13891   580000 SH       Defined                          58000        0
CONMED CORP                    COM              207410101     6533   283934 SH       Defined                          28393        4
CUTERA INC                     COM              232109108     5315   746500 SH       Defined                          74650        0
CYCLACEL PHARMACEUTICALS INC   COM              23254L108      780  1772879 SH       Defined                         177287        9
DYNAVAX TECHNOLOGIES CORP      COM              268158102     9942  5345010 SH       Defined                         534501        0
EXPRESS SCRIPTS INC            COM              302182100    10643   287100 SH       Defined                          28710        0
GILEAD SCIENCES INC            COM              375558103    13892   358029 SH       Defined                          35802        9
GTX INC DEL                    COM              40052B108     4114  1228200 SH       Defined                         122820        0
INCYTE CORP                    COM              45337C102     6352   454722 SH       Defined                          45472        2
LEMAITRE VASCULAR INC          COM              525558201     1792   286331 SH       Defined                          28633        1
MEDIVATION INC                 COM              58501N101     3759   221400 SH       Defined                          22140        0
MEDTRONIC INC                  COM              585055106     6648   200000 SH       Defined                          20000        0
NEKTAR THERAPEUTICS            COM              640268108     5707  1176686 SH       Defined                         117668        6
NPS PHARMACEUTICALS INC        COM              62936P103     4927   756900 SH       Defined                          75690        0
ONYX PHARMACEUTICALS INC       COM              683399109    18595   619641 SH       Defined                          61964        1
SAVIENT PHARMACEUTICALS INC    COM              80517Q100       71    17400 SH       Defined                           1740        0
SEQUENOM INC                   COM NEW          817337405    12621  2479503 SH       Defined                         247950        3
SYNTA PHARMACEUTICALS CORP     COM              87162T206      893   274841 SH       Defined                          27484        1
TRANS1 INC                     COM              89385X105     1800   600093 SH       Defined                          60009        3
TRIUS THERAPEUTICS INC         COM              89685K100     5163   819400 SH       Defined                          81940        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    11667   311200 SH       Defined                          31120        0